Concentration of Risk (Details Narrative)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Sales Revenue, Net [Member] | Customer 1 [Member]
Concentration credit risk percentage		11.70%
Sales Revenue, Net [Member] | Customer 2 [Member]
Concentration credit risk percentage		10.50%
Sales Revenue, Net [Member] | Minimum [Member]
Concentration credit risk percentage	10.00%
Accounts Receivable [Member] | Customer 1 [Member]
Concentration credit risk percentage	15.00%	3.20%
Accounts Receivable [Member] | Customer 2 [Member]
Concentration credit risk percentage	12.50%	17.10%
Accounts Receivable [Member] | Other Customer 1 [Member]
Concentration credit risk percentage		15.20%
Accounts Receivable [Member] | Other Customer 2 [Member]
Concentration credit risk percentage		15.20%
Accounts Receivable [Member] | Other Customer 3 [Member]
Concentration credit risk percentage		10.40%